EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.4%
	AEROSPACE & DEFENSE - 1.4%
2,965	Lockheed Martin Corporation	$ 1,327,638

	APPAREL & TEXTILE PRODUCTS - 3.0%
28,827	PVH Corporation	2,818,704

	BANKING - 13.2%
15,800	Bank of America Corporation	481,742
38,740	Citigroup, Inc.	1,785,914
79,978	Columbia Banking System, Inc.	1,793,907
81,000	FNB Corporation	971,190
28,145	JPMorgan Chase & Company	4,392,871
7,200	PNC Financial Services Group, Inc. (The)	964,512
43,583	Wells Fargo & Company	1,943,366
		12,333,502
	BIOTECH & PHARMA - 12.7%
16,275	AbbVie, Inc.	2,317,397
9,887	Amgen, Inc.	2,665,931
4,504	Biogen, Inc.(a)	1,054,296
5,800	Johnson & Johnson	897,028
380,000	Optinose, Inc.(a)	475,000
25,700	Pacira BioSciences, Inc.(a)	701,096
32,696	Pfizer, Inc.	996,247
21,500	Sage Therapeutics, Inc.(a)	420,970
49,006	Sanofi - ADR	2,291,030
		11,818,995
	CHEMICALS - 1.0%
12,500	International Flavors & Fragrances, Inc.	942,250

	DIVERSIFIED INDUSTRIALS - 2.1%
30,350	Pentair PLC	1,958,789

	ELECTRIC UTILITIES - 1.3%
33,760	Vistra Corporation	1,195,442

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	ENTERTAINMENT CONTENT - 1.0%
10,500	Walt Disney Company (The)(a)	$ 973,245

	HEALTH CARE FACILITIES & SERVICES - 2.5%
31,130	Centene Corporation(a)	2,293,658

	HOUSEHOLD PRODUCTS - 2.0%
88,900	Kenvue, Inc.	1,817,116

	INDUSTRIAL SUPPORT SERVICES - 3.2%
18,383	WESCO International, Inc.	2,864,991

	INSURANCE - 7.2%
59,840	CNO Financial Group, Inc.	1,585,760
28,480	Hartford Financial Services Group, Inc. (The)	2,225,997
19,100	Lincoln National Corporation	454,198
38,347	MetLife, Inc.	2,440,019
		6,705,974
	MACHINERY - 1.0%
18,804	Terex Corporation	930,798

	MEDICAL EQUIPMENT & DEVICES - 1.4%
11,057	Zimmer Biomet Holdings, Inc.	1,286,040

	METALS & MINING - 3.5%
121,876	Alamos Gold, Inc., Class A	1,804,984
407,972	B2Gold Corporation	1,378,945
		3,183,929
	OIL & GAS PRODUCERS - 15.4%
51,872	Coterra Energy, Inc.	1,361,640
16,900	Delek US Holdings, Inc.	458,666
31,320	EQT Corporation	1,251,547
8,400	Exxon Mobil Corporation	863,016
73,851	Marathon Oil Corporation	1,878,031
9,985	Marathon Petroleum Corporation	1,489,662

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	OIL & GAS PRODUCERS - 15.4% (Continued)
42,610	Northern Oil and Gas, Inc.	$ 1,594,466
35,410	Range Resources Corporation	1,150,825
247,850	Southwestern Energy Company(a)	1,633,332
82,579	Suncor Energy, Inc.	2,724,281
		14,405,466
	RETAIL - CONSUMER STAPLES - 0.4%
6,400	BJ's Wholesale Club Holdings, Inc.(a)	413,312

	RETAIL - DISCRETIONARY - 0.5%
9,800	Advance Auto Parts, Inc.	497,742

	SEMICONDUCTORS - 6.8%
15,470	Advanced Micro Devices, Inc.(a)	1,874,345
44,104	Intel Corporation	1,971,449
13,440	Marvell Technology, Inc.	749,011
31,800	Photronics, Inc.(a)	671,934
17,771	Silicon Motion Technology Corporation - ADR	1,044,935
		6,311,674
	SOFTWARE - 3.1%
7,296	Check Point Software Technologies Ltd.(a)	1,065,216
33,041	Open Text Corporation	1,326,266
4,100	Oracle Corporation	476,461
		2,867,943
	STEEL - 3.2%
66,603	Commercial Metals Company	3,019,114

	TECHNOLOGY HARDWARE - 5.6%
8,300	Cisco Systems, Inc.	401,554
41,210	NCR Atleos Corporation(a)	915,274
82,420	NCR Voyix Corporation(a)	1,292,346
29,019	NetApp, Inc.	2,652,046
		5,261,220

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares						Fair Value
	COMMON STOCKS — 94.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
25,500	Delta Air Lines, Inc.					$ 941,715

	TRANSPORTATION EQUIPMENT - 1.9%
19,661	PACCAR, Inc.					1,805,273

	TOTAL COMMON STOCKS (Cost $74,204,177)					87,974,530

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.6%
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Transocean, Inc.			6.8000	03/15/38	758,155

	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Kohl's Corporation			5.5500	07/17/45	622,490

	SPECIALTY FINANCE — 1.1%
500,000	Ally Financial, Inc. Series B(b)		H15T5Y + 3.868%	4.7000	08/15/69	353,693
1,000,000	Ally Financial, Inc.(b)		H15T7Y + 3.481%	4.7000	08/15/69	647,186
						1,000,879
	TOTAL CORPORATE BONDS (Cost $2,363,895)					2,381,524

Contracts(c)
	EQUITY OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
40	General Electric Company	JEF	12/15/2023	$ 105	$ 420,000	$ 160
300	SPDR S&P 500 ETF Trust	JEF	12/15/2023	400	12,000,000	3,600
24	SPDR S&P 500 ETF Trust	JEF	12/15/2023	415	996,000	432
50	SPDR S&P 500 ETF Trust	JEF	01/19/2024	400	2,000,000	3,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $151,509)					7,192

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $151,509)					7,192

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

						Fair Value
	TOTAL INVESTMENTS - 97.0% (Cost $76,719,581)					$ 90,363,246
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $865,736)					(953,228)
	PUT OPTIONS WRITTEN - 0.0%(e) (Proceeds - $229,368)					(34,660)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.0%					3,755,559
	NET ASSETS - 100.0%					$ 93,130,917

Contracts(c)
	WRITTEN EQUITY OPTIONS - (1.0)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)%
50	Advanced Micro Devices, Inc.	JEF	01/19/2024	$ 120	$ 600,000	$ 36,500
350	Alamos Gold, Inc.	JEF	03/15/2024	13	455,000	83,125
350	Alamos Gold, Inc.	JEF	06/21/2024	15	525,000	60,375
30	Amgen, Inc.	JEF	02/16/2024	300	900,000	6,000
100	Centene Corporation	JEF	01/19/2024	75	750,000	20,500
120	Commercial Metals Company	JEF	01/19/2024	60	720,000	600
240	Commercial Metals Company	JEF	03/15/2024	50	1,200,000	31,680
255	Delta Air Lines, Inc.	JEF	03/15/2024	40	1,020,000	36,975
105	EQT Corporation	JEF	01/19/2024	50	525,000	735
200	Intel Corporation	JEF	04/19/2024	50	1,000,000	39,600
80	NetApp, Inc.	JEF	03/15/2024	90	720,000	42,400
100	Pentair PLC	JEF	02/16/2024	68	675,000	20,500
110	Pentair PLC	JEF	05/17/2024	65	715,000	55,220
72	PNC Financial Services Group, Inc. (The)	JEF	02/16/2024	130	936,000	62,640
90	PVH Corporation	JEF	03/15/2024	105	945,000	39,690
120	Range Resources Corporation	JEF	03/15/2024	40	480,000	7,200
22	SPDR S&P 500 ETF Trust	JEF	12/15/2023	450	990,000	19,448
40	SPDR S&P 500 ETF Trust	JEF	01/19/2024	440	1,760,000	83,560
70	SPDR S&P 500 ETF Trust	JEF	02/16/2024	440	3,080,000	165,130
200	Suncor Energy, Inc.	JEF	01/19/2024	37	740,000	3,600
100	Terex Corporation	JEF	01/19/2024	60	600,000	1,500
50	WESCO International, Inc.	JEF	04/19/2024	155	775,000	73,000
50	WESCO International, Inc.	JEF	05/17/2024	165	825,000	63,250
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $865,736)					953,228

	PUT OPTIONS WRITTEN - 0.0%(e)
40	Apple, Inc.	JEF	01/19/2024	$ 160	$ 640,000	$ 1,040
300	EQT Corporation	JEF	12/15/2023	38	1,140,000	12,600
50	JPMorgan Chase & Company	JEF	12/15/2023	140	700,000	350
15	NVIDIA Corporation	JEF	12/15/2023	400	600,000	585
45	Snowflake, Inc.	JEF	12/15/2023	135	607,500	135
30	Super Micro Computer, Inc.	JEF	12/15/2023	200	600,000	750

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS - (1.0)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - 0.0%(e) (Continued)
75	Wynn Resorts Ltd.	JEF	12/15/2023	$ 85	$ 637,500	$ 19,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $229,368)					34,660

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,095,104)					$ 987,888

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — (4.3)%
	HOUSEHOLD PRODUCTS - (1.1)%
(12,800)	Colgate-Palmolive Company	$ (1,008,256)

	METALS & MINING - (1.1)%
(14,700)	Rio Tinto PLC - ADR	(1,015,623)

	OIL & GAS PRODUCERS - (0.9)%
(14,800)	Occidental Petroleum Corporation	(875,420)

	RETAIL - DISCRETIONARY - (0.6)%
(550)	O'Reilly Automotive, Inc.	(540,309)

	STEEL - (0.6)%
(15,500)	United States Steel Corporation	(556,450)

	EXCHANGE-TRADED FUNDS — (11.5)%
	EQUITY - (11.5)%
(17,780)	iShares Russell 1000 ETF	(4,457,624)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (11.5)% (Continued)
	EQUITY - (11.5)% (Continued)
(12,600)	iShares Russell 2000 Value ETF	$ (1,751,022)
(7,980)	iShares Russell 3000 ETF	(2,082,221)
(5,350)	SPDR S&P 500 ETF Trust	(2,441,740)
		(10,732,607)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $14,527,000)	$ (14,728,665)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
JEF	- Jefferies
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on November 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).